HGK

                                EQUITY VALUE FUND



                          ANNUAL REPORT TO SHAREHOLDERS
                             AS OF OCTOBER 31, 2002




                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                             BY A CURRENT PROSPECTUS

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


INVESTMENT OBJECTIVES

The HGK Equity Value Fund seeks to achieve long-term capital appreciation by investing primarily in large capitalization U.S. stocks that exhibit value characteristics. The Fund's goal is to outperform the overall market over an entire market cycle and outperform the Wilshire Target Large Value Index over shorter periods. A secondary objective is lower-than-market volatility, which may be achieved through broad sector diversification.

PERFORMANCE SUMMARY

For the twelve months ended October 31, 2002, the Fund returned -18.97%. The Fund's performance benchmark, the Wilshire Target Large Value Index, posted a return of -11.70% over the same period, while the S&P 500 returned -15.11%. We attribute the Fund's underperformance to the large decline in several stocks that are out of favor in the current environment, but which we expect to recover as confidence returns to the market. These stocks, including McDonalds and JP Morgan, are business icons trading at significant discounts to their inherent value.

The last year has been a very difficult one with respect to stock market returns. The retreat in equity prices has been broad and fairly uniform between investment style and capitalization. Coincident with the dramatic pull back in share values has been a drop in yield on U.S. Treasury securities. This is indicative of a shift away from equities to the perennial safety of government bonds. It appears institutional as well as individual investors, stung by sharp losses over the past three years may finally be voting with their feet and exiting the market.

Clearly investors are focusing on the many negatives present today. Concerns are of the obvious type: fear of a double dip recession, falling consumer confidence, the potential for a drop in consumer spending, a housing bubble about to break, poor corporate profits, accounting transgressions, corruption on Wall Street, and an impending invasion of Iraq to name a few. Interestingly, the ever-persistent fear of rekindled inflationary pressures has now given way to a much greater investment evil, deflation. Today more than ever some people are starting to draw analogies to the Great Depression in this country.

It is at times like this when the emotional aspect of investing takes over and sometime irrational actions create opportunities and market bottoms are made. Despite the naysayers' prognostications, productivity continues to move up, as does personal income. Unemployment inched downward to 5.6%. Despite having endured the worst profit recession in history, corporate America has for the most part remained profitable. For the consumer, Household Net Worth has remained fairly high as rising home prices have helped offset the decline in stock prices.

OUTLOOK

A contrarian might say that the massive outflows from stocks and massive inflows into bonds could be bullish for equities. Liquidity is now the highest since the early 1990's and could very well provide the fuel for a better market when investor confidence returns. Finally much has been made about the fall of capital spending by corporations as well as the future trends. Interestingly the boom in spending in the late 1990's caused by speculative venture capital investing, easy money and a stock market run amok has now come full circle to the point where most corporate capital budgets are below normal for most industries including technology. Presently the majority of S&P Industry groups are depreciating their physical plant more rapidly than they are adding to it. Eventually business will reach a level where capital investments make economic sense and spending will rise. Given the general level of pessimism it may be foolish to wait for clear signs of a recovery before getting back into the market especially since valuations are now so low.

Many quality companies are now selling at price levels not seen in many years. Market leaders are well positioned to gain share at the expense of their weaker competition when the economy turns, and it always does. The interesting thing is that the market and investors are dumping these companies at bargain basement prices on the premise that the current depressed business conditions will persist for the foreseeable future. Remember though, the economy, as well as the market, is cyclical and we are closer to the trough than the peak. Our strategy will be to continue to focus on quality, market-leading companies, diversification, and dividends. Opportunities exist to upgrade the portfolio at attractive prices.

                      COMPARISON OF CHANGE IN THE VALUE OF
                             A $10,000 INVESTMENT IN
                            THE HGK EQUITY VALUE FUND
                               VERSUS THE WILSHIRE
                            TARGET LARGE VALUE INDEX.
[LINE CHART]

           Total Return(1)
--------------------------------
          Annualized Annualized
  One-Year  3 Year    Inception
   Return   Return     to Date
--------------------------------
  (18.97)%  (8.09)%    (9.00)%   Without Load
--------------------------------
  (23.41)%  (9.79)%   (10.50)%   With Load
--------------------------------



             HGK Equity Value Fund         Wilshire Target Large Value Index(3)
6/30/99(2)   9,450                          10,000
10/31/99     8,820                           8,904
10/31/00     9,155                           9,395
10/31/01     8,452                           8,625
10/31/02     6,849                           7,616



(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike, a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(2) The HGK Equity Value Fund commenced operations on June 9, 1999.
(3) The Wilshire Target Large Value Index is a focused measurement of the large value sector of the market, comprised of large companies that are monitored using a variety of relative value criteria.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2002

                                                 Market
                                                  Value
HGK EQUITY VALUE FUND                Shares       (000)
-------------------------------------------------------
% of Portfolio

[PIE CHART]

Repurchase Agreement       2%
Common Stock              98%


COMMON STOCK (98.5%)
AEROSPACE & DEFENSE (2.8%)
   United Technologies                2,400    $    148
                                               --------
AUTOMOTIVE (1.9%)
   General Motors                     3,000         100
                                               --------
BANKS (14.3%)
   Bank of America                    2,500         175
   FleetBoston Financial              5,300         124
   JP Morgan Chase                    4,500          93
   SunTrust Banks                     2,500         152
   Washington Mutual                  5,800         207
                                               --------
                                                    751
                                               --------
CHEMICALS (1.7%)
   Dow Chemical                       3,500          91
                                               --------
COMPUTERS & SERVICES (7.5%)
   Cisco Systems*                     4,000          45
   Electronic Data Systems            5,000          75
   Hewlett-Packard                    4,530          72
   International Business Machines    2,000         158
   Sun Microsystems*                 15,000          44
                                               --------
                                                    394
                                               --------
CONTAINERS & PACKAGING (1.6%)
   Newell Rubbermaid                  2,500          81
                                               --------
DIVERSIFIED MANUFACTURING (1.9%)
   Tyco International                 7,000         101
                                               --------
DRUGS (5.1%)
   Bristol-Myers Squibb               5,500         135
   McKesson                           4,500         134
                                               --------
                                                    269
                                               --------
ELECTRICAL SERVICES (2.0%)
   American Electric Power            4,000         103
                                               --------
ELECTRONICS MANUFACTURING (2.6%)
   Emerson Electric                   2,800         135
                                               --------


                                                 Market
                                                  Value
                                     Shares       (000)
-------------------------------------------------------
FINANCIAL SERVICES (2.2%)
   CIT Group*                         2,000    $     36
   Household International            3,300          78
                                               --------
                                                    114
                                               --------
FOOD, BEVERAGE & TOBACCO (7.6%)
   Albertson's                        6,000         134
   H.J. Heinz                         4,000         129
   Supervalu                          8,000         134
                                               --------
                                                    397
                                               --------
GAS/NATURAL GAS (2.4%)
   KeySpan                            3,500         128
                                               --------
INSURANCE (5.1%)
   Lincoln National                   3,500         107
   Torchmark                          4,500         161
                                               --------
                                                    268
                                               --------
MACHINERY (2.3%)
   Ingersoll-Rand                     3,100         121
                                               --------
MEDICAL PRODUCTS & SERVICES (7.9%)
   Guidant*                           4,200         124
   Johnson & Johnson                  2,000         117
   Merck                              3,200         174
                                               --------
                                                    415
                                               --------
METALS (2.1%)
   Alcoa                              5,000         110
                                               --------
MULTIMEDIA (1.0%)
   AOL Time Warner*                   3,500          52
                                               --------
PAPER & PAPER PRODUCTS (2.0%)
   Kimberly-Clark                     2,000         103
                                               --------
PETROLEUM REFINING (9.5%)
   Amerada Hess                       2,500         128
   ChevronTexaco                      2,000         135
   Marathon Oil                       6,500         136
   Schlumberger                       2,500         101
                                               --------
                                                    500
                                               --------
RAILROADS (1.4%)
   Burlington Northern Santa Fe       2,800          72
                                               --------
RESTAURANTS (2.6%)
   McDonald's                         7,500         136
                                               --------
RETAIL (2.0%)
   Sears Roebuck                      4,000         105
                                               --------
SEMI-CONDUCTORS/INSTRUMENTS (4.3%)
   Applied Materials*                 7,000         105
   Intel                              6,800         118
                                               --------
                                                    223
                                               --------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2002

                                                 Market
HGK EQUITY VALUE FUND              Shares/Face    Value
(CONCLUDED)                       Amount (000)    (000)
-------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (4.7%)
   Motorola                           8,000    $     73
   SBC Communications                 5,500         141
   Tellabs*                           4,000          31
                                               --------
                                                    245
                                               --------
TOTAL COMMON STOCK
   (Cost $7,084)                                  5,162
                                               --------

REPURCHASE AGREEMENT (1.7%)
   Morgan Stanley Dean Witter,
     1.550%, dated 10/31/02, matures
     11/01/02, repurchase price
     $90,455 (collateralized by
     U. S. Treasury Obligation,
     market value $92,260)              $90          90
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $90)                                        90
                                               --------
TOTAL INVESTMENTS (100.2%)
   (Cost $7,174)                                  5,252
                                               --------



                                                  Value
                                                  (000)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
   Receivable from Investment Advisor          $     12
   Administrative Fees Payable                       (6)
   Distribution Fees Payable                         (1)
   Other Assets and Liabilities                     (16)
                                               --------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (11)
                                               --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 770,476 outstanding
     shares of beneficial interest                7,309
   Distribution in excess of
     net investment income                           (1)
   Accumulated net realized loss
     on investments                                (145)
   Net unrealized depreciation
     on investments                              (1,922)
                                               --------

TOTAL NET ASSETS (100.0%)                      $  5,241
                                               ========
   Net Asset Value and Redemption
     Price Per Share                           $   6.80
                                               ========
   Maximum Offering Price
     Per Share ($6.80 / 94.50%)**              $   7.20
                                               ========

*   NON-INCOME PRODUCING SECURITY.
** FOR A DESCRIPTION OF A POSSIBLE FRONT-END SALES CHARGE, SEE FUND'S CURRENT PROSPECTUS.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the Year Ended October 31, 2002

                                                                                               HGK
                                                                                          EQUITY VALUE
                                                                                              FUND
-------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income..................................................................        $   135
   Interest Income .................................................................              3
-------------------------------------------------------------------------------------------------------
     Total Investment Income........................................................            138
-------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................................             54
   Administrative Fees .............................................................             75
   Distribution Fees ...............................................................             15
   Professional Fees ...............................................................             26
   Transfer Agent Fees .............................................................             48
   Printing Fees ...................................................................             13
   Trustee Fees ....................................................................              6
   Registration and Filing Fees ....................................................             10
   Custodian Fees...................................................................              3
   Insurance and Other Fees ........................................................              1
-------------------------------------------------------------------------------------------------------
   Total Expenses...................................................................            251
   Less: Investment Advisory Fees Waived............................................            (54)
         Reimbursements from Investment Advisor.....................................           (107)
-------------------------------------------------------------------------------------------------------
   Net Expenses.....................................................................             90
-------------------------------------------------------------------------------------------------------
       Net Investment Income .......................................................             48
-------------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Sold ..........................................            (84)
   Net Change in Unrealized Depreciation on Investment Securities ..................         (1,358)
-------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments ...............................         (1,442)
-------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting from Operations ............................        $(1,394)
=======================================================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the Years Ended October 31,


                                                                                                    HGK
                                                                                               EQUITY VALUE
                                                                                                   FUND
                                                                                         -------------------------
                                                                                             2002         2001
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ...........................................................        $   48      $    38
   Net Realized Loss from Securities Sold ..........................................           (84)         (62)
   Net Change in Unrealized Depreciation
     on Investment Securities ......................................................        (1,358)        (424)
------------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting
     from Operations................................................................        (1,394)        (448)
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...........................................................           (48)         (38)
   Realized Capital Gains ..........................................................            --         (129)
------------------------------------------------------------------------------------------------------------------
   Total Distributions..............................................................           (48)        (167)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued ...................................................................         1,942          810
   Shares Issued in Lieu of Cash Distributions .....................................            46          167
   Shares Redeemed .................................................................          (422)      (1,042)
------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
     Transactions ..................................................................         1,566          (65)
------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets .........................................           124         (680)
------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .............................................................         5,117        5,797
------------------------------------------------------------------------------------------------------------------
   End of Period ...................................................................        $5,241      $ 5,117
==================================================================================================================
Shares Issued and Redeemed:
   Issued ..........................................................................           215           88
   Issued in Lieu of Cash Distributions ............................................             6           18
   Redeemed ........................................................................           (55)        (114)
------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares................................................           166           (8)
==================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

FINANCIALHIGHLIGHTS                              THE ADVISORS' INNER CIRCLE FUND
For a Share Outstanding Throughout Each Period

For the Periods Ended October 31,






                                                                                                                Ratio
          Net              Realized and                                Net               Net                   of Net
         Asset              Unrealized  Distributions Distributions   Asset            Assets,     Ratio     Investment
        Value,      Net         Gain       from Net       From        Value,             End    of Expenses    Income
       Beginning Investment  (Loss) on    Investment    Capital        End     Total  of Period  to Average  to Average
       of Period  Income    Securities      Income       Gains      of Period Return+   (000)    Net Assets  Net Assets
       --------- ---------- ----------  ------------  ------------- --------- ------- --------- -----------  ----------
----------------
HGK EQUITY VALUE
----------------
2002     $ 8.46    $0.07       $(1.66)     $(0.07)     $   --         $ 6.80  (18.97)% $ 5,241      1.50%         0.80%
2001       9.45     0.07        (0.78)      (0.06)      (0.22)          8.46   (7.67)    5,117      1.50          0.72
2000       9.32     0.07         0.28       (0.06)      (0.16)          9.45    3.79     5,797      1.50          0.67
1999(1)   10.00     0.02        (0.68)      (0.02)         --           9.32   (6.46)    6,420      1.50          0.52


                           Ratio
            Ratio         of Net
         of Expenses    Investment
         to Average       Loss to
         Net Assets     Average Net
        (Excluding   Assets (Excluding Portfolio
        Waivers and     Waivers and    Turnover
      Reimbursements) Reimbursements)    Rate
      --------------- ---------------- ---------
----------------
HGK EQUITY VALUE
----------------
2002       4.19%           (1.89)%      33.70%
2001       4.56            (2.34)       57.25
2000       4.27            (2.10)       29.98
1999(1)    5.53            (3.51)        5.01

+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The HGK Equity Value Fund commenced operations on June 9, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2002


1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available (of which there were none as of October 31, 2002) are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly to Shareholders. Any net realized capital gains are distributed to Shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2002


     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audit of Investment Companies" (the "Guide") as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services, (formerly SEI Investments Mutual Funds Services, the "Administrator") a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the period ended October 31, 2002, the Fund paid the Distributor $100 through a reduction in the yield earned by the Fund on those repurchase agreements.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 per fund plus $15,000 for each additional class, or 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the HGK Equity Value Fund's average daily net assets.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994.

The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994 under which the Adviser receives an annual fee equal to 0.90% of the average daily net assets of the HGK Equity Value Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2002



6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the year ended October 31, 2002 are as follows (000):

Purchases
   U.S. Government                            $    --
   Other                                        3,480
Sales
   U.S. Government                                 --
   Other                                        1,942

7. FEDERAL TAX INFORMATION: It is the Fund's intention to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. At October 31, 2002 there were no permanent book and tax differences.

The tax character of dividends and distributions paid during the last two years were as follows (000):

                                LONG-TERM
                 ORDINARY        CAPITAL
                  INCOME          GAIN          TOTAL
                 --------       --------      --------
   2002           $  48            $--         $  48
   2001             153             14           167


As of October 31, 2002, the components of Accumulated Losses were as follows (000):

Undistributed Ordinary Income                 $     6
Capital Loss Carryforwards                       (137)
Unrealized Depreciation                        (1,931)
Other Temporary Differences                        (6)
                                              --------
Total Accumulated Losses                      $(2,068)
                                              ========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains (000).

                                         TOTAL CAPITAL
      EXPIRES           EXPIRES         LOSS CARRYOVER
       2010              2009              10/31/02
      ------            -------         --------------
        $75               $62                $137

For Federal income tax purposes, the cost of securities owned at October 31, 2002, and the net unrealized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2002, were as follows (000):

  FEDERAL     APPRECIATED   DEPRECIATED  NET UNREALIZED
 TAX COST     SECURITIES    SECURITIES    DEPRECIATION
 --------     -----------   -----------  -------------
 $7,183          $137        $(2,068)      $(1,931)

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2002


8.  CHANGE IN INDEPENDENT AUDITOR (UNAUDITED):
In May 2002, Arthur Andersen LLP (Arthur Andersen) resigned as independent auditor for the Fund. KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The report on the financial statements audited by Arthur Andersen for the year ended October 31, 2001, for the Fund did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such year.

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of HGK Equity Value Fund of The
Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of the HGK Equity Value Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2002, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2001 and the financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the HGK Equity Value Fund of The Advisors' Inner Circle Fund as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Philadelphia, Pennsylvania
December 23, 2002

                       This page intentionally left blank.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.



                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                          TERM OF                                            IN THE ADVISORS'
                         POSITION(S)     OFFICE AND                                          INNER CIRCLE FUND
    NAME, ADDRESS 1,      HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD
          AGE            THE TRUST      TIME SERVED 2       DURING PAST 5 YEARS                   MEMBER
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY             Trustee      (Since 1993)    Vice Chairman of Ameritrust Texas N.A.,      40
75 yrs. old                                             1989-1992, and MTrust Corp., 1985-1989.
-------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON        Trustee      (Since 1993)    Pennsylvania State University, Senior Vice   40
75 yrs. old                                             President, Treasurer (Emeritus); Financial
                                                        and Investment Consultant, Professor of
                                                        Transportation since 1984; Vice President-
                                                        Investments, Treasurer, Senior Vice President
                                                        (Emeritus), 1982-1984. Director,
                                                        Pennsylvania Research Corp.
-------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS           Trustee      (Since 1993)    Private investor from 1987 to present. Vice  40
73 yrs. old                                             President and Chief Financial officer, Western
                                                        Company of North America (petroleum ser-
                                                        vice company), 1980-1986. President of Gene
                                                        Peters and Associates (import company),
                                                        1978-1980. President and Chief Executive
                                                        Officer of Jos. Schlitz Brewing Company
                                                        before 1978.
-------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY            Trustee      (Since 1994)    Partner, Dechert Price & Rhoads, September   40
71 yrs. old                                             1987-December 1993.







-------------------------------------------------------------------------------------------------------------------







    NAME, ADDRESS 1,              OTHER DIRECTORSHIPS
          AGE                    HELD BY BOARD MEMBER 3
----------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY            Trustee of The Arbor Funds, The MDL
75 yrs. old               Funds, and The Expedition Funds.
----------------------------------------------------------------------
ROBERT A. PATTERSON       Member and Treasurer, Board of Trustees
75 yrs. old               of Grove City College. Trustee of The
                          Arbor Funds, The MDL Funds, and The
                          Expedition Funds.



----------------------------------------------------------------------
EUGENE B. PETERS          Trustee of The Arbor Funds, The MDL
73 yrs. old               Funds, and The Expedition Funds.






----------------------------------------------------------------------
JAMES M. STOREY           Trustee of The Arbor Funds, The MDL
71 yrs. old               Funds, The Expedition Funds, SEI Asset
                          Allocation Trust, SEI Daily Income
                          Trust, SEI Index Funds, SEI Institutional
                          International Trust, SEI Institutional
                          Investments Trust, SEI Institutional
                          Managed Trust, SEI Insurance
                          Products Trust, SEI Liquid Asset Trust
                          and SEI Tax Exempt Trust.
----------------------------------------------------------------------


1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.




                                     14 & 15

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                          TERM OF                                            IN THE ADVISORS'
                         POSITION(S)     OFFICE AND                                          INNER CIRCLE FUND
    NAME, ADDRESS 1,      HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD
          AGE            THE TRUST      TIME SERVED 2       DURING PAST 5 YEARS                   MEMBER
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.    Trustee      (Since 1999)    Chief Executive Officer, Newfound            40
60 yrs. old                                             Consultants Inc. since April 1997. General
                                                        Partner, Teton Partners, L.P., June 1991-
                                                        December 1996; Chief Financial Officer,
                                                        Nobel Partners, L.P., March 1991-December
                                                        1996; Treasurer and Clerk, Peak Asset
                                                        Management, Inc., since 1991.




-----------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER           Chairman     (Since 1991)    Currently performs various services on       40
56 yrs. old              of the Board                   behalf of SEI Investments for which Mr.
                         of Trustees                    Nesher is compensated. Executive Vice
                                                        President of SEI Investments, 1986-1994.
                                                        Director and Executive Vice President of
                                                        the Administrator and the Distributor,
                                                        1981-1994.



-----------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN           Trustee      (Since 1992)    Partner, Morgan, Lewis & Bockius LLP         40
1701 Market Street,                                     (law firm), counsel to the Trust, SEI
Philadelphia, PA 19103                                  Investments, the Administrator and the
62 yrs. old                                             Distributor. Director of SEI Investments
                                                        since 1974; Secretary of SEI Investments
                                                        since 1978.




-----------------------------------------------------------------------------------------------------------------







    NAME, ADDRESS 1,                OTHER DIRECTORSHIPS
          AGE                      HELD BY BOARD MEMBER 3
------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.     Trustee, Navigator Securities Lending
60 yrs. old                 Trust, since 1995. Trustee of The
                            Fulcrum Trust. Trustee of The Arbor
                            Funds, The MDL Funds, The Expedition
                            Funds, SEI Asset Allocation Trust,
                            SEI Daily Income Trust, SEI Index
                            Funds, SEI Institutional International
                            Trust, SEI Institutional Investments
                            Trust, SEI Institutional Managed Trust,
                            SEI Insurance Products Trust, SEI Liquid
                            Asset Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER            Trustee of The Arbor Funds, Bishop
56 yrs. old                 Street Funds, The Expedition Funds,
                            The MDL Funds, SEI Asset Allocation
                            Trust, SEI Daily Income Trust, SEI
                            Index Funds, SEI Institutional
                            International Trust, SEI Institutional
                            Investments Trust, SEI Institutional
                            Managed Trust, SEI Insurance Products
                            Trust, SEI Liquid Asset Trust and SEI Tax
                            Exempt Trust.
------------------------------------------------------------------------
WILLIAM M. DORAN            Trustee of The Arbor Funds, The
1701 Market Street,         MDL Funds, The Expedition Funds,
Philadelphia, PA 19103      SEI Asset Allocation Trust, SEI Daily
62 yrs. old                 Income Trust, SEI Index Funds, SEI
                            Institutional International Trust, SEI
                            Institutional Investments Trust, SEI
                            Institutional Managed Trust, SEI
                            Insurance Products Trust, SEI Liquid
                            Asset Trust and SEI Tax Exempt Trust.

------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.



                                     16 & 17

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                          TERM OF                                            IN THE ADVISORS'
                         POSITION(S)     OFFICE AND                                          INNER CIRCLE FUND
    NAME, ADDRESS,        HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD
          AGE 1           THE TRUST      TIME SERVED 2       DURING PAST 5 YEARS                   MEMBER
-----------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO             President    (Since 2000)    Vice President and Assistant Secretary       N/A
38 yrs. old                                             of SEI Investments since 1998; Vice
                                                        President and Assistant Secretary of
                                                        SEI Investments Global Funds Services
                                                        and SEI Investments Distribution Co.
                                                        since 1999; Associate, Paul, Weiss,
                                                        Rifkind, Wharton & Garrison (law firm),
                                                        1998; Associate, Baker & McKenzie
                                                        (law firm), from 1995-1998.
-----------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA     Controller   (Since 2001)    Director, SEI Funds Accounting since         N/A
33 yrs. old                and Chief                    November 1999; Audit Manager, Ernst
                           Financial                    & Young LLP from 1991-1999.
                           Officer
-----------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice         (Since 2001)    Vice President and Assistant Secretary of    N/A
40 yrs. old                President                    SEI Investments Global Funds Services and
                           and Secretary                SEI Investments Distribution Co. since
                                                        January 2001; Shareholder/Partner,
                                                        Buchanan Ingersoll Professional Corporation
                                                        from 1992-2000.
-----------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN          Vice         (Since 1995)    Senior Vice President and General Counsel    N/A
36 yrs. old                President                    of SEI Investments; Senior Vice President,
                           and Assistant                General Counsel and Secretary of SEI
                           Secretary                    Investments Global Funds Services and
                                                        SEI Investments Distribution Co. since 2000;
                                                        Vice President and Assistant Secretary of SEI
                                                        Investments, SEI Global Funds Services and
                                                        SEI Investments Distribution Co. from
                                                        1999-2000; Associate, Dewey Ballantine
                                                        (law firm) from 1994-1995.
-----------------------------------------------------------------------------------------------------------------






    NAME, ADDRESS,                  OTHER DIRECTORSHIPS
          AGE 1                     HELD BY BOARD MEMBER
------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO              N/A
38 yrs. old







------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA      N/A
33 yrs. old


------------------------------------------------------------------------
SHERRY K. VETTERLEIN        N/A
40 yrs. old




------------------------------------------------------------------------
TODD B. CIPPERMAN           N/A
36 yrs. old








------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.



                                     18 & 19

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                          TERM OF                                            IN THE ADVISORS'
                         POSITION(S)     OFFICE AND                                          INNER CIRCLE FUND
    NAME, ADDRESS,        HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)            OVERSEEN BY BOARD
          AGE 1           THE TRUST      TIME SERVED 2       DURING PAST 5 YEARS                   MEMBER
----------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS           Vice         (Since 1998)    Vice President and Assistant Secretary       N/A
38 yrs. old                President and                of SEI Investments, SEI Investments
                           Assistant                    Global Funds Services and SEI Investments
                           Secretary                    Distribution Co. since 1998; Assistant
                                                        General Counsel and Director of Arbitration,
                                                        Philadelphia Stock Exchange from 1989-1998.
----------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO           Assistant    (Since 2000)    Vice President and Assistant Secretary       N/A
34 yrs. old                Vice President               of SEI Investments Global Funds Services
                           and Assistant Secretary      and SEI Investments Distribution Co. since 1999;
                                                        Associate, Dechert (law firm) from 1997-1999;
                                                        Associate, Richter, Miller & Finn (law firm)
                                                        from 1994-1997.
----------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI         Assistant    (Since 2000)    Vice President and Assistant Secretary of    N/A
34 yrs. old                Vice President               SEI Investments Global Funds Services and
                           and Secretary                SEI Investments Distribution Co. since 2000;
                                                        Vice President, Merrill Lynch & Co. Asset
                                                        Management Group from 1998 - 2000; Associate
                                                        at Pepper Hamilton LLP from 1997-1998.
----------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH    Vice         (Since 2000)    Vice President and Assistant Secretary       N/A
42 yrs. old                President and                of SEI Investments Global Funds Services
                           Assistant Secretary          and SEI Investments Distribution Co. since 1999;
                                                        Associate at White and Williams LLP
                                                        from 1991-1999.

----------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH              Vice          (Since 2001)   Vice President and Assistant Secretary       N/A
31 yrs. old                President and                of SEI Investments Global Funds Services
                           Assistant Secretary          and SEI Investments Distribution Co. since
                                                        2001; Associate at Howard Rice Nemorvoski
                                                        Canady Falk & Rabkin from 1998-2001;
                                                        Associate at Seward & Kissel from 1996-1998.
----------------------------------------------------------------------------------------------------------------






    NAME, ADDRESS,                   OTHER DIRECTORSHIPS
          AGE 1                      HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

LYDIA A. GAVALIS             N/A
38 yrs. old




-------------------------------------------------------------------------
TIMOTHY D. BARTO             N/A
34 yrs. old




-------------------------------------------------------------------------
WILLIAM E. ZITELLI           N/A
34 yrs. old




-------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH      N/A
42 yrs. old




-------------------------------------------------------------------------
JOHN C. MUNCH                N/A
31 yrs. old




-------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.




                                     20 & 21

                             NOTICE TO SHAREHOLDERS
                                       OF
                            THE HGK EQUITY VALUE FUND
                                   (UNAUDITED)


For shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, the Fund is designating the following items with regard to distributions paid during the year.

       LONG TERM        LONG LONG TERM
      (20% RATE)          (18% RATE)           ORDINARY
     CAPITAL GAIN        CAPITAL GAIN           INCOME          TAX-EXEMPT           TOTAL             QUALIFYING
     DISTRIBUTIONS       DISTRIBUTIONS       DISTRIBUTIONS       INTEREST        DISTRIBUTIONS        DIVIDENDS (1)
     -------------      --------------       -------------      ----------       -------------        -------------
         0.00%               0.00%              100.00%            0.00%            100.00%              100.00%

---------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

                                      NOTES

                                      NOTES

                                      NOTES

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     HGK Equity Value Fund

     ADVISER:
     HGK Asset Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP

     For information call: 1-877-DIAL-HGK









     HGK-AR-001-0100